Stock-Based Compensation - Cash Settled Units Activity (Details) - Cash Settled Units - shares	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Cash Settled Units Activity
Granted (in shares)	751,569	423,051
Vested (in shares)	237,600	433,872
Cancelled (in shares)	325,459	1,292,934